Tema Electrification ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Aerospace & Defense - 3.0%
BWX Technologies, Inc.	38,112	$6,817,475

Building Products - 4.9%
Johnson Controls International PLC	66,517	7,736,592
Modine Manufacturing Co. (a)	20,815	3,374,736
		11,111,328

Construction & Engineering - 5.1%
Quanta Services, Inc.	25,213	11,721,019

Electric Utilities - 32.1% (b)
American Electric Power Co., Inc.	80,644	9,981,308
Entergy Corp.	92,008	8,972,620
Iberdrola SA	133,923	2,825,901
IDACORP, Inc.	67,571	8,904,506
NextEra Energy, Inc.	176,850	15,260,386
OGE Energy Corp.	186,932	8,557,747
Pinnacle West Capital Corp.	75,902	6,896,456
PPL Corp.	148,933	5,495,628
Xcel Energy, Inc.	73,861	6,064,727
		72,959,279

Electrical Equipment - 27.9% (b)
ABB Ltd.	94,144	6,766,270
Eaton Corp. PLC	20,493	7,088,324
GE Vernova, Inc.	10,161	6,094,263
Hubbell, Inc.	20,493	8,841,295
nVent Electric PLC	56,185	6,026,965
Powell Industries, Inc.	42,280	13,665,742
Schneider Electric SE	27,354	7,331,980
Vertiv Holdings Co. - Class A	42,072	7,561,601
		63,376,440

Electronic Equipment, Instruments & Components - 15.8%
Advanced Energy Industries, Inc.	22,038	4,654,205
Amphenol Corp. - Class A	77,233	10,882,130
Bel Fuse, Inc. - Class B	79,396	12,229,366
Itron, Inc. (a)	82,202	8,141,286
		35,906,987

Machinery - 2.2%
Caterpillar, Inc.	8,808	5,071,294

Multi-Utilities - 4.0%
NiSource, Inc.	206,860	9,128,732

Oil, Gas & Consumable Fuels - 4.0%
Energy Transfer LP	545,344	9,112,698
TOTAL COMMON STOCKS (Cost $198,866,537)		225,205,252

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.91% (c)	1,790,148	1,790,148
TOTAL MONEY MARKET FUNDS (Cost $1,790,148)		1,790,148

TOTAL INVESTMENTS - 99.8% (Cost $200,656,685)		226,995,400
Other Assets in Excess of Liabilities - 0.2%		545,328
TOTAL NET ASSETS - 100.0%		$227,540,728

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Tema ETF Trust
Tema Electrification ETF
Notes to Quarterly Schedule of Investments
November 30, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$225,205,252	$–	$–	$225,205,252
Money Market Funds	1,790,148	–	–	1,790,148
Total Investments	$226,995,400	$–	$–	$226,995,400

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of November 30, 2025
(% of Net Assets)

United States	$196,955,960	86.6%
France	7,331,980	3.2
Ireland	7,088,324	3.1
Switzerland	6,766,270	3.0
United Kingdom	6,026,965	2.7
Spain	2,825,901	1.2
Other Assets in Excess of Liabilities	545,328	0.2
	$227,540,728	100.0%

Sector Classification as of November 30, 2025
(% of Net Assets)

Industrials	$94,722,820	41.6%
Utilities	82,088,011	36.1
Information Technology	35,906,987	15.8
Energy	9,112,698	4.0
Consumer Discretionary	3,374,736	1.5
Money Market Funds	1,790,148	0.8
Other Assets in Excess of Liabilities	545,328	0.2
	$227,540,728	100.0%